STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net income (loss) for the period	€ (57,041)	€ (47,003)	€ (33,590)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	1,500	1,560	1,754
Provisions	305	152	(48)
Expenses related to share-based payments	3,174	3,201	2,924
Cost of net debt	2,042	2,224	2,115
Loss on disposals	3	0	0
U.S. Initial public offering 2018 costs reversal	0	0	0
Impact of fair value remeasurement and interest costs	10,649	(1,554)	(6,463)
Other charges with no impact on cash	(36)	8	7
Cash flows used in operations, before tax and changes in working capital	(39,403)	(41,412)	(33,300)
(Increase) / Decrease in trade receivables	(101)	62	(51)
Decrease in Research tax credit receivable	2,490	1,927	5,688
Increase in other receivables	(4,215)	(5,034)	(721)
Increase / (Decrease) in trade and other payables	2,905	(281)	(995)
Increase / (Decrease) in other current liabilities	1,220	(1,652)	1,840
Increase in deferred income and contract liabilities		16,518	0
Changes in operating working capital	2,300	11,540	5,762
Net cash flows used in operating activities	(37,104)	(29,872)	(27,538)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(1)	(5)	(11)
Acquisitions of property, plant and equipment	(92)	(228)	(96)
(Increase) / Decrease in non-current financial assets	230
(Increase) / Decrease in non-current financial assets		(9)	(4)
Net cash flows from (used in) investing activities	138	(242)	(112)
Cash flows from financing activities
Capital increases	0	0	113,650
Warrants subscription	0	43	5
Transaction costs	0	(349)	(10,359)
Increase in loans and conditional advances	0	0	10,350
Loans repayments	(3,642)	(2,833)	(250)
Payment of lease liabilities	(1,093)	(909)	(928)
Interest paid	(915)	(1,132)	(700)
Interest paid	915	1,132	700
Net cash flows from financing activities	(5,651)	(5,180)	111,769
Effect of exchange rates changes on cash	83	64	(63)
Net increase (decrease) in cash and cash equivalents	(42,533)	(35,230)	84,056
Net cash and cash equivalents at beginning of period	83,921	119,151	35,094
Net cash and cash equivalents at end of period	€ 41,388	€ 83,921	€ 119,151